Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial risk management [Line Items]
Financial assets	$ 291,790	$ 163,269
Financial Assets Neither Past Due Nor Impaired Total [Member]
Financial risk management [Line Items]
Financial assets	367,361	578,711
Moody´s P-1 SPA-2 [Member] | Itau-Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		77,526
Moody´s P-1 SPA-1 [Member] | Banco Credito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	145,834
Moody´s P-1 SPA-1 [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	23,124
Moody´s P-1 SPA-1 [Member] | Time deposits [Member] | Banco Credito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	27,428
Moody´s P-1 SPA-1 [Member] | Time deposits [Member] | Banco de Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	7,305
Moody´s P-1 SPA-1 [Member] | Time deposits [Member] | Itau-Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	61,946
Moodys P1 SPA1 FitchF1 [Member] | Banco Credito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		71,748
Moodys P1 SPA1 FitchF1 [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		163,269
Moodys P1 SPA1 FitchF1 [Member] | Time deposits [Member] | Banco Credito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		120,616
Moodys P1 SPA1 FitchF1 [Member] | Time deposits [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		35,558
No Rating [Member] | Banco BBVA Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		1,207
No Rating [Member] | Banco de Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		4,834
No Rating [Member] | Banco Security [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	27,215	28,592
No Rating [Member] | Banco Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	24,898
No Rating [Member] | Time deposits [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	432
No Rating [Member] | Time deposits [Member] | BBVA Banco Frances [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	84	163
No Rating [Member] | Time deposits [Member] | Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		12,520
No Rating [Member] | Time deposits [Member] | ABN Armo Bank [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		1,439
No Rating [Member] | Time deposits [Member] | Banco Estado [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	3,602
No Rating [Member] | Investment Fund Deposits [Member] | JP Morgan US dollar Liquidity Fund Institutional [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	133,809	143,333
No Rating [Member] | Investment Fund Deposits [Member] | Legg Mason - Western Asset Institutional Cash Reserves [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	132,108
Moody´s P-2 SPA-2 [Member] | Itau-Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	70,719
Moody´s P-2 SPA-2 [Member] | Banco Security [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		4,191
Moody´s P-2 SPA-2 [Member] | Time deposits [Member] | Banco BBVA Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		41,860
Moody´s P-2 SPA-2 [Member] | Time deposits [Member] | Itau-Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		75,072
Moody´s P-1 SPB [Member] | Time deposits [Member] | Nedbank [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	$ 647	3,686
FitchAA [Member]
Financial risk management [Line Items]
Financial assets		$ 13,765